Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2023
Loan [Member]
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Schedule of loan balance
The loan balance is comprised of the following:

Balance – December 31, 2021	$7,507,755
Accrued interest	958,669
Interest paid	(315,436)
Change in fair value	1,056,165
Foreign exchange	(465,157)

Balance – December 31, 2022	$8,741,996
Accrued interest	1,162,773
Interest paid	(591,170)
Change in fair value	836,595
Foreign exchange	185,809

Balance – December 31, 2023	$10,336,003